Debt, Interest Rate Swap Arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Payments for Hedge, Financing Activities	$ 75.0
Proceeds from Hedge, Financing Activities	61.0
Notional Amount Of Derivatives	6,700.0	$ 6,630.0
Senior Notes [Member] | 4.50% Senior Notes Due 2021 [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Notional Amount Of Derivatives	$ 1,000.0
Interest Rate Swap, Pay Rate Spread above One-month LIBOR	3.442%
Interest Rate Swap, Pay Rate at Period End	4.0587%
Interest Rate Swap, Fixed Receive Rate	4.50%
Senior Notes [Member] | 3.60% Senior Notes Due 2021 [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Notional Amount Of Derivatives	$ 1,100.0
Interest Rate Swap, Pay Rate Spread above One-month LIBOR	2.515%
Interest Rate Swap, Pay Rate at Period End	3.2189%
Interest Rate Swap, Fixed Receive Rate	3.60%
Senior Notes [Member] | 3.00% Senior Notes Due 2023 [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Notional Amount Of Derivatives	$ 1,000.0
Interest Rate Swap, Pay Rate Spread above One-month LIBOR	1.764%
Interest Rate Swap, Pay Rate at Period End	2.4679%
Interest Rate Swap, Fixed Receive Rate	3.00%